Investment Manager Series Trust III

235 W. Galena Street

Milwaukee, Wisconsin 53212

July 3, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:	Investment Managers Series Trust III (the “Trust”) (File Nos. 033-79858 and 811-08544) on behalf of the FPA Flexible Fixed Income Fund

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the FPA Flexible Fixed Income Fund, a series of the Trust, does not differ from that contained in Post-Effective Amendment No. 133 to the Trust’s Registration Statement on Form N-1A which was filed electronically on June 30, 2025.

If you have any questions or require further information, please contact me at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake
Diane J. Drake
Investment Managers Series Trust III